Schedule of Investments (unaudited) January 31, 2020	iShares® Emerging Markets Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 6.4%
AES Tiete Energia SA	2,067,751	$7,379,209
CCR SA	1,284,200	5,481,497
EDP - Energias do Brasil SA	1,093,700	5,720,282
Enauta Participacoes SA	3,395,500	12,951,887
Engie Brasil Energia SA	621,250	7,567,089
Transmissora Alianca de Energia Eletrica SA	1,160,400	8,407,180

		47,507,144

China — 10.2%
Agile Group Holdings Ltd.(a)	9,210,000	12,264,343
Agricultural Bank of China Ltd., Class H	13,224,000	5,143,206
Bank of China Ltd., Class H	13,343,000	5,206,672
China Construction Bank Corp., Class H	5,980,000	4,582,287
China Petroleum & Chemical Corp., Class H	12,478,000	6,636,807
China Power International Development Ltd.	21,903,999	4,259,558
Guangzhou R&F Properties Co. Ltd., Class H	5,253,200	8,010,134
Industrial & Commercial Bank of China Ltd., Class H	6,765,000	4,547,811
Seaspan Corp.	737,465	8,901,202
Shenzhen Investment Ltd.	18,820,000	6,544,064
Sinopec Shanghai Petrochemical Co. Ltd., Class H	19,128,000	4,902,152
Zhejiang Expressway Co. Ltd., Class H	4,604,000	3,782,859

		74,781,095

Czech Republic — 1.4%
CEZ AS	274,526	6,016,214
Komercni Banka AS	128,482	4,429,878

		10,446,092

Greece — 0.8%
OPAP SA	478,378	5,964,059

India — 3.7%
National Aluminium Co. Ltd.	14,529,197	8,663,663
REC Ltd.	5,039,019	10,147,595
Vedanta Ltd.	4,341,620	8,390,280

		27,201,538

Indonesia — 1.1%
Indo Tambangraya Megah Tbk PT	10,608,900	7,808,088

Malaysia — 2.9%
Berjaya Sports Toto Bhd	12,737,613	7,863,875
British American Tobacco Malaysia Bhd	601,900	1,730,206
Malayan Banking Bhd	2,845,100	5,852,658
Telekom Malaysia Bhd(a)	6,440,900	6,066,831

		21,513,570

Mexico — 1.5%
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand	4,951,300	7,090,111
Nemak SAB de CV(b)	9,578,200	3,964,336

		11,054,447

Philippines — 1.6%
Globe Telecom Inc.	145,945	5,426,639
PLDT Inc.	328,420	6,435,300

		11,861,939

Poland — 0.9%
Powszechny Zaklad Ubezpieczen SA	623,910	6,469,189

Qatar — 3.0%
Barwa Real Estate Co.	6,471,065	6,252,748
Doha Bank QPSC	9,458,530	7,074,018

Security	Shares	Value

Qatar (continued)
United Development Co. QSC	21,299,553	$8,837,024

		22,163,790

Russia — 17.6%
Alrosa PJSC	4,920,390	6,174,421
Federal Grid Co. Unified Energy System PJSC	4,163,430,000	14,275,630
Magnitogorsk Iron & Steel Works PJSC	21,929,300	15,409,558
MMC Norilsk Nickel PJSC	49,104	15,980,949
Mobile TeleSystems PJSC, ADR	1,200,879	12,236,957
Moscow Exchange MICEX-RTS PJSC	4,635,000	7,973,111
Novolipetsk Steel PJSC, GDR	476,744	10,316,740
PhosAgro PJSC, GDR(c)	404,378	5,131,557
Rostelecom PJSC(d)	3,409,830	4,695,023
Severstal PJSC	1,097,379	15,649,051
Tatneft PJSC	641,521	7,638,672
VTB Bank PJSC	19,593,947,000	14,225,327

		129,706,996

South Africa — 7.2%
Astral Foods Ltd.	1,198,259	15,906,220
Coronation Fund Managers Ltd.	3,571,916	10,001,698
Foschini Group Ltd. (The)	398,646	3,662,350
MTN Group Ltd.	1,532,717	8,255,489
RMB Holdings Ltd.	873,278	4,292,596
Telkom SA SOC Ltd.	1,103,348	2,373,013
Truworths International Ltd.	1,193,889	3,510,151
Woolworths Holdings Ltd.	1,625,396	4,809,165

		52,810,682

Taiwan — 22.7%
Asustek Computer Inc.	1,024,000	7,592,969
AU Optronics Corp.	38,203,000	12,772,694
Casetek Holdings Ltd.	3,467,660	4,884,271
Chong Hong Construction Co. Ltd.	2,789,000	7,755,172
Chunghwa Telecom Co. Ltd.	1,394,000	4,983,680
Far EasTone Telecommunications Co. Ltd.	2,442,000	5,545,407
Farglory Land Development Co. Ltd.	6,228,263	8,319,058
Huaku Development Co. Ltd.	3,618,000	10,731,001
Inventec Corp.	10,206,475	7,753,934
Merry Electronics Co. Ltd.	971,943	4,761,745
Mitac Holdings Corp.	6,151,821	5,905,618
Nanya Technology Corp.	6,325,000	16,352,163
Novatek Microelectronics Corp.	797,000	5,751,465
Radiant Opto-Electronics Corp.	1,858,000	6,458,009
Simplo Technology Co. Ltd.	674,600	7,168,281
Sitronix Technology Corp.	1,363,000	6,970,886
Supreme Electronics Co. Ltd.	10,453,000	11,314,943
Systex Corp.	3,910,000	10,483,962
Taiwan Cement Corp.	3,346,464	4,658,175
Taiwan Mobile Co. Ltd.	1,388,000	4,916,283
Wistron NeWeb Corp.	1,993,707	4,665,996
WPG Holdings Ltd.	6,028,280	7,582,993

		167,328,705

Thailand — 6.5%
Advanced Info Service PCL, NVDR	761,100	4,981,213
Jasmine International PCL, NVDR(a)	59,407,300	9,624,859
Kiatnakin Bank PCL, NVDR	3,552,000	7,777,478
Land & Houses PCL, NVDR(a)	23,638,300	7,052,813
PTT Global Chemical PCL, NVDR(a)	3,005,700	4,725,034
Sansiri PCL, NVDR(a)	220,567,266	7,076,268
Siam Cement PCL (The), NVDR	283,900	3,260,706

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Emerging Markets Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Thai Oil PCL, NVDR	1,812,300	$3,023,407

		47,521,778

Turkey — 4.5%
Eregli Demir ve Celik Fabrikalari TAS	9,811,364	15,294,909
Tofas Turk Otomobil Fabrikasi AS	2,278,704	10,051,426
Tupras Turkiye Petrol Rafinerileri AS	430,720	8,103,437

		33,449,772

United Arab Emirates — 2.5%
Dubai Investments PJSC	29,609,474	10,560,417
Dubai Islamic Bank PJSC	5,165,780	8,030,657

		18,591,074

Total Common Stocks — 94.5% (Cost: $702,459,739)		696,179,958

Preferred Stocks

Brazil — 3.7%
Cia. de Transmissao de Energia Eletrica Paulista, Preference Shares, NVS	2,023,600	10,512,823
Cia. Energetica de Minas Gerais, Preference Shares, NVS	1,341,673	4,693,854
Telefonica Brasil SA, Preference Shares, NVS	837,000	11,632,699

		26,839,376

Russia — 1.2%
Bashneft PJSC, Preference Shares, NVS	330,528	9,096,963

Total Preferred Stocks — 4.9% (Cost: $34,377,319)		35,936,339

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(e)(f)(g)	4,816,776	$4,819,667
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(e)(f)	1,716,000	1,716,000

		6,535,667

Total Short-Term Investments — 0.9% (Cost: $6,534,687)		6,535,667

Total Investments in Securities — 100.3% (Cost: $743,371,745)		738,651,964

Other Assets, Less Liabilities — (0.3)%		(2,226,507)

Net Assets — 100.0%		$736,425,457

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	04/30/19	Net Activity	01/31/20	01/31/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,843,342	(4,026,566)	4,816,776	$4,819,667	$82,806	(b)	$2,160		$(1,146)
BlackRock Cash Funds: Treasury, SL Agency Shares	647,271	1,068,729	1,716,000	1,716,000	22,342		—		—

				$6,535,667	$105,148		$2,160		$(1,146)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	75	03/20/20	$3,938	$(300,450)

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Emerging Markets Dividend ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$696,179,958	$—	$—	$696,179,958
Preferred Stocks	35,936,339	—	—	35,936,339
Money Market Funds	6,535,667	—	—	6,535,667

	$738,651,964	$—	$—	$738,651,964

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(300,450)	$—	$—	$(300,450)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

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